Expense Example, No Redemption - Davidson Multi-Cap Equity Fund	Oct. 28, 2026 USD ($)
Davidson Multi-Cap Equity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 463
Expense Example, No Redemption, 3 Years	713
Expense Example, No Redemption, 5 Years	982
Expense Example, No Redemption, 10 Years	1,749
Davidson Multi-Cap Equity Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	298
Expense Example, No Redemption, 5 Years	521
Expense Example, No Redemption, 10 Years	$ 1,162